Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans receivable	$ 25,900	$ 19,389	$ 18,987
Securities available for sale:
Mortgage-backed and related	58	116	164
Other marketable	1,289	1,881	1,269
Cash equivalents	96	63	189
Other	6	4	4
Total interest income	27,349	21,453	20,613
Interest expense:
Deposits	1,002	934	1,211
Federal Home Loan Bank advances and other borrowings	591	573	0
Total interest expense	1,593	1,507	1,211
Net interest income	25,756	19,946	19,402
Provision for loan losses	(645)	(164)	(6,998)
Net interest income after provision for loan losses	26,401	20,110	26,400
Non-interest income:
Fees and service charges	3,427	3,316	3,458
Loan servicing fees	1,108	1,046	1,058
Gain on sales of loans	2,618	1,964	1,828
Other	1,048	1,327	940
Total non-interest income	8,201	7,653	7,284
Compensation and benefits	14,764	13,733	13,332
(Gains) losses on real estate owned	(596)	218	(1,194)
Occupancy and equipment	4,041	3,722	3,691
Data processing	1,161	1,020	1,011
Professional services	1,257	1,108	1,216
Other	3,503	3,395	3,347
Total non-interest expense	24,130	23,196	21,403
Income before income tax expense	10,472	4,567	12,281
Income tax expense	4,122	1,611	4,902
Net income	6,350	2,956	7,379
Preferred stock dividends	0	(108)	(1,710)
Net income available to common shareholders	6,350	2,848	5,669
Other comprehensive (loss) income, net of tax	(606)	204	256
Comprehensive income available to common shareholders	$ 5,744	$ 3,052	$ 5,925
Basic earnings per common share (in dollars per share)	$ 1.52	$ 0.69	$ 1.40
Diluted earnings per common share (in dollars per share)	$ 1.34	$ 0.61	$ 1.23